Leases - Schedule of Carrying Amount and Movement in Lease Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease liabilities [abstract]
Lease liabilities, Beginning balance	$ 396,734	$ 332,816
Additions	22,077	560,398
Interest	23,134	39,402
Payments	(87,912)	(109,974)
Adjustments for early termination		(414,389)
Effect of movements in exchange rates	9,685	(11,519)
Lease liabilities, Ending balance	$ 363,718	$ 396,734